SCHEDULE OF INCOME TAX (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current income tax expense (benefit)
Federal			$ (25,778)	$ (17,835)
State			31,068	30,572
Total current income tax expense (benefit)			5,290	12,737
Deferred income tax expense
Federal			424,119	40,279
State			33,761	7,839
Total deferred income tax expense			457,880	48,118
Total income tax (benefit) expense	$ 18,057	$ (25,409)	$ 463,170	$ 60,855